Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Segment Information	The table below provides a summary of the Company’s operating segment results For the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
Net revenues:
Cheers APPs Internet Business	$61,506	$61,608
Traditional Media Business	9,549	5,827
Total consolidated net revenues	$71,055	$67,435
Operating income:
Cheers APPs Internet Business	$10,580	$7,959
Traditional Media Business	1,643	753
Total segment operating income	12,223	8,712
Unallocated item *	(584)	-
Total consolidated operating income	$11,639	$8,712
*	The unallocated item for the six months ended June 30, 2024 and 2023 presents the share-based compensation for employees, which is not allocated to segments.